Fair Value Measurements (Assets and Liabilities Measured at Fair Value on Recurring Basis) (Detail) - Fair Value, Measurements, Recurring - JPY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Assets:
Cash and cash equivalents	¥ 70,500	¥ 70,500
Prepaid expenses and other current assets:
Derivatives	3,143	544
Total assets	89,098	94,402
Other current liabilities:
Derivatives	766	3,259
Total liabilities	766	3,259
Corporate Bonds
Short-term investments:
Available-for-sale	630	1,222
Investments:
Available-for-sale		822
Government Bonds
Investments:
Available-for-sale		289
Fund Trusts and Others
Investments:
Available-for-sale	1,038
Equity Securities
Investments:
Available-for-sale	13,787	20,901
Fund Trusts
Investments:
Available-for-sale		124
Fair Value, Inputs, Level 1
Prepaid expenses and other current assets:
Total assets	15,047	23,030
Fair Value, Inputs, Level 1 | Corporate Bonds
Short-term investments:
Available-for-sale	630	1,222
Investments:
Available-for-sale		605
Fair Value, Inputs, Level 1 | Government Bonds
Investments:
Available-for-sale		289
Fair Value, Inputs, Level 1 | Fund Trusts and Others
Investments:
Available-for-sale	630
Fair Value, Inputs, Level 1 | Equity Securities
Investments:
Available-for-sale	13,787	20,901
Fair Value, Inputs, Level 1 | Fund Trusts
Investments:
Available-for-sale		13
Fair Value, Inputs, Level 2
Assets:
Cash and cash equivalents	70,500	70,500
Prepaid expenses and other current assets:
Derivatives	3,143	544
Total assets	74,051	71,372
Other current liabilities:
Derivatives	766	3,259
Total liabilities	766	3,259
Fair Value, Inputs, Level 2 | Corporate Bonds
Investments:
Available-for-sale		217
Fair Value, Inputs, Level 2 | Fund Trusts and Others
Investments:
Available-for-sale	¥ 408
Fair Value, Inputs, Level 2 | Fund Trusts
Investments:
Available-for-sale		¥ 111